SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	7 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest Income | $	$ 2,152
Net Earnings | $	$ (263,139)
Redeemable Class A Common Stock, Basic and Diluted	405,000
Net loss | $	$ (263,139)
Weighted average shares outstanding of common stock	405,000
Non-Redeemable Class A and B Common Stock, Basic and Diluted	(405,000)
Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Redeemable Class A Common Stock, Basic and Diluted	11,500,000
Earnings/Basic and Diluted Redeemable Class A Common Stock | $ / shares	$ 0.00
Weighted average shares outstanding of common stock	11,500,000
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock | $ / shares	$ (0.00)
Non-Redeemable Class A and B Common Stock, Basic and Diluted	(11,500,000)
Common Class A | Redeemable Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest Income | $	$ 2,152
Franchise and income taxes | $	$ (2,152)
Redeemable Class A Common Stock, Basic and Diluted	11,500,000
Earnings/Basic and Diluted Redeemable Class A Common Stock | $ / shares	$ 0.00
Weighted average shares outstanding of common stock	11,500,000
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock | $ / shares	$ (0.00)
Non-Redeemable Class A and B Common Stock, Basic and Diluted	(11,500,000)
Common Class A and B | Non-Redeemable warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net Earnings | $	$ (263,139)
Redeemable Class A Common Stock, Basic and Diluted	3,100,220
Earnings/Basic and Diluted Redeemable Class A Common Stock | $ / shares	$ 0.08
Net loss | $	$ (263,139)
Non-Redeemable Net Loss | $	$ (263,139)
Weighted average shares outstanding of common stock	3,100,220
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock | $ / shares	$ (0.08)
Non-Redeemable Class A and B Common Stock, Basic and Diluted	(3,100,220)